Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2022
Significant Risks and Uncertainties Including Business and Credit Concentrations
Schedule consolidated revenues and percentages of revenues for customers

	Year Ended December 31,
(U.S. Dollars in thousands)	2022		2021		2020
Eni Trading and Shipping S.p.A.	$36,256	14%	$43,823	16%	$44,175	16%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	45,975	17%	45,115	17%	45,235	16%
Repsol Sinopec Brasil, B.V., a subsidiary of Repsol Sinopec Brasil, S.A.	37,571	14%	37,030	14%	33,947	12%
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	12,546	5%	59,825	22%	76,959	28%
Galp Sinopec Brasil Services BV	$16,621	6%	$35,622	13%	$35,684	13%